Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)
July 31, 2023

Number of Shares		Value
Common Stocks 80.2%
Broadline Retail 2.6%
91,400	Alibaba Group Holding Ltd. ADR	$9,337,424 *
47,534	Etsy, Inc.	4,831,831 *
223,837	JD.com, Inc. ADR	9,246,706
3,610	MercadoLibre, Inc.	4,469,361 *
27,885,322
Chemicals 1.0%
27,585	Linde PLC	10,776,632
Communications Equipment 0.3%
883,906	Nokia Oyj ADR	3,482,589
Computers 1.6%
1,727,273	Arctic Wolf Networks, Inc.	17,100,003 *#(a)(b)
Electronic Equipment, Instruments & Components 6.4%
377,701	Amphenol Corp. Class A	33,354,775 (c)
81,686	Keysight Technologies, Inc.	13,157,981 *(c)
312,888	Trimble, Inc.	16,833,374 *
15,150	Zebra Technologies Corp. Class A	4,665,594 *
68,011,724
Entertainment 4.7%
146,076	Activision Blizzard, Inc.	13,550,010
89,725	Sea Ltd. ADR	5,968,507 *
113,022	Take-Two Interactive Software, Inc.	17,285,585 *
127,169	Universal Music Group NV	3,262,056
81,705	Walt Disney Co.	7,262,757 *
90,739	Warner Music Group Corp. Class A	2,862,815
50,191,730
Health Care Equipment & Supplies 1.3%
59,285	Dexcom, Inc.	7,384,540 *
8,325	Intuitive Surgical, Inc.	2,700,630 *
63,827	Omnicell, Inc.	4,030,675 *
14,115,845
Hotels, Restaurants & Leisure 3.2%
1,493,238	Entain PLC	26,560,558
64,536	Expedia Group, Inc.	7,907,596 *
34,468,154
Interactive Media & Services 0.6%
258,928	ZoomInfo Technologies, Inc. Class A	6,620,789 *
IT Services 5.9%
17,906	Accenture PLC Class A	5,664,563
34,219	EPAM Systems, Inc.	8,103,402 *
99,147	Globant SA	17,323,955 *(c)
14,599	MongoDB, Inc. Class A	6,181,217 *
80,434	Snowflake, Inc. Class A	14,293,926 *
1,597,448	Thoughtworks Holding, Inc.	11,325,906 *
62,892,969
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Machinery 1.5%
10,900	Deere & Co.	$4,682,640
583,302	Epiroc AB Class A	11,642,323
		16,324,963
Professional Services 0.7%
31,450	Verisk Analytics, Inc. Class A	7,200,163
Semiconductors & Semiconductor Equipment 25.6%
143,307	Advanced Micro Devices, Inc.	16,394,321 *(c)
81,400	Ambarella, Inc.	6,790,388 *
110,592	Analog Devices, Inc.	22,066,422 (c)
175,196	Applied Materials, Inc.	26,557,961
27,038	ASML Holding NV	19,370,293
131,740	BE Semiconductor Industries NV	15,737,755
51,180	Entegris, Inc.	5,614,958
17,546	Lam Research Corp.	12,606,625
303,169	Lattice Semiconductor Corp.	27,570,189 *
130,339	Marvell Technology, Inc.	8,488,979
47,300	Monolithic Power Systems, Inc.	26,463,877 (c)
71,654	NVIDIA Corp.	33,483,198
42,250	Qorvo, Inc.	4,648,345 *
415,952	Rambus, Inc.	26,042,755 *
94,545	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,374,137
61,974	Texas Instruments, Inc.	11,155,320
		272,365,523
Software 23.4%
7,899	Adobe, Inc.	4,314,197 *
36,418	ANSYS, Inc.	12,458,598 *
39,174	Atlassian Corp. Class A	7,127,318 *
18,800	Autodesk, Inc.	3,985,412 *
39,599	Bills Holdings, Inc.	4,963,339 *
107,099	Cadence Design Systems, Inc.	25,062,237 *(c)
20,990	Crowdstrike Holdings, Inc. Class A	3,393,243 *
218,552	Datadog, Inc. Class A	25,509,389 *
455,664	Dynatrace, Inc.	24,920,264 *
84,500	Gitlab, Inc. Class A	4,193,735 *
1,456,020	Grammarly, Inc. Class A	26,208,360 *#(a)(b)
16,001	HubSpot, Inc.	9,289,380 *
42,027	Intuit, Inc.	21,505,216
118,031	Palo Alto Networks, Inc.	29,503,029 *
42,814	Salesforce, Inc.	9,633,578 *
43,742	ServiceNow, Inc.	25,501,586 *
13,000	Workday, Inc. Class A	3,082,690 *
50,549	Zscaler, Inc.	8,107,049 *
		248,758,620
Wireless Telecommunication Services 1.4%
110,966	T-Mobile U.S., Inc.	15,287,786 *

Total Common Stocks (Cost $857,227,156)		855,482,812
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value

Preferred Stocks 9.7%
Entertainment 2.4%
219,568	A24 Films LLC(d)	$25,000,008 *#(a)(b)
Internet 3.2%
29,000	Fabletics LLC, Series G	29,000,000 *#(a)(b)
103,937	Savage X, Inc., Series C	4,999,993 *#(a)(b)
33,999,993
IT Services 0.0%(e)
1,009,513	Cybereason, Inc., Series F	464,376 *#(a)(b)
Software 4.1%
27,042	Celonis SE, Series D	9,999,861 *#(a)(b)
451,510	Grammarly, Inc., Series 3	11,834,935 *#(a)(b)
1,393,993	Videoamp, Inc., Series F1	21,999,998 *#(a)(b)
43,834,794
Total Preferred Stocks (Cost $107,834,415)		103,299,171
Principal Amount
Convertible Bonds 0.9%
Computers 0.5%
$5,000	Arctic Wolf Networks, Inc., 0.00%, due 9/29/2027	5,000,000 #(a)(b)
Semiconductors & Semiconductor Equipment 0.4%
5,164,000	Wolfspeed, Inc., 1.88%, due 12/1/2029	4,446,204 (f)
Total Convertible Bonds (Cost $9,497,954)		9,446,204
Number of Shares

Short-Term Investments 11.4%
Investment Companies 11.4%
121,428,655	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.19%(g) (Cost $121,428,655)	121,428,655
Total Investments 102.2% (Cost $1,095,988,180)		1,089,656,842
Liabilities Less Other Assets (2.2)%		(23,764,377)(h)
Net Assets Applicable to Common Stockholders 100.0%		$1,065,892,465

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of July 31, 2023 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2023 amounted to $151,607,534, which represents 14.2% of net assets applicable to common stockholders of the Fund.

(c)	All or a portion of this security is pledged as collateral for options written.
(d)	Security represented in Units.
(e)	Represents less than 0.05% of net assets applicable to common stockholders of the Fund.
(f)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2023, these securities amounted to $4,446,204, which represents 0.4% of net assets applicable to common stockholders of the Fund.

(g)	Represents 7-day effective yield as of July 31, 2023.
(h)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2023.
#  This security has been deemed by Management to be illiquid, and is subject to restrictions on resale. Total value of all such securities at July 31, 2023 amounted to $151,607,534, which represents 14.2% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2023	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 7/31/2023
A24 Films LLC (Preferred Units)	2/25/2022	$25,000,012	$25,000,008	2.4%
Arctic Wolf Networks, Inc.	12/31/2021	19,000,003	17,100,003	1.6%
Arctic Wolf Networks, Inc. (Convertible Bonds)	9/30/2022	5,000,000	5,000,000	0.5%
Celonis SE (Ser. D Preferred Shares)	10/5/2022	9,999,477	9,999,861	0.9%
Cybereason, Inc. (Ser. F Preferred Shares)	7/13/2021	5,000,000	464,376	0.0%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	29,000,000	29,000,000	2.7%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021	11,834,935	11,834,935	1.1%
Grammarly, Inc. Class A	12/23/2021	38,165,051	26,208,360	2.4%
Savage X, Inc. (Series C Preferred Shares)	11/30/2021	4,999,993	4,999,993	0.5%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	21,999,998	21,999,998	2.1%
Total		$169,999,469	$151,607,534	14.2%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$849,776,478	79.7%
Netherlands	38,370,104	3.6%
United Kingdom	26,560,558	2.5%
China	18,584,130	1.7%
Sweden	11,642,323	1.1%
Taiwan	9,374,137	0.9%
Singapore	5,968,507	0.6%
Brazil	4,469,361	0.4%
Finland	3,482,589	0.3%
Short-Term Investments and Other Liabilities—Net	97,664,278	9.2%
	$1,065,892,465	100.0%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At July 31, 2023, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Broadline Retail
Alibaba Group Holding Ltd.	29	$(296,264)	$95	8/18/2023	$(26,245)
Alibaba Group Holding Ltd.	27	(275,832)	97	8/18/2023	(20,655)
Alibaba Group Holding Ltd.	26	(265,616)	105	8/18/2023	(9,360)
Alibaba Group Holding Ltd.	27	(275,832)	95	9/15/2023	(29,565)
Alibaba Group Holding Ltd.	28	(286,048)	100	9/15/2023	(22,330)
Alibaba Group Holding Ltd.	23	(234,968)	130	9/15/2023	(2,139)
Alibaba Group Holding Ltd.	31	(316,696)	95	10/20/2023	(39,757)
Alibaba Group Holding Ltd.	27	(275,832)	105	10/20/2023	(20,588)
Alibaba Group Holding Ltd.	28	(286,048)	100	11/17/2023	(32,410)
Alibaba Group Holding Ltd.	28	(286,048)	105	11/17/2023	(25,830)
Alibaba Group Holding Ltd.	30	(306,480)	100	12/15/2023	(38,625)
Alibaba Group Holding Ltd.	27	(275,832)	110	12/15/2023	(23,018)
Etsy, Inc.	27	(274,455)	97	8/18/2023	(23,963)
Etsy, Inc.	28	(284,620)	105	9/15/2023	(18,690)
Etsy, Inc.	24	(243,960)	110	9/15/2023	(11,700)
Etsy, Inc.	23	(233,795)	115	9/15/2023	(8,050)
Etsy, Inc.	22	(223,630)	130	9/15/2023	(2,794)
Etsy, Inc.	21	(213,465)	140	9/15/2023	(1,418)
Etsy, Inc.	18	(182,970)	175	9/15/2023	(288)
Etsy, Inc.	31	(315,115)	90	12/15/2023	(62,000)
Etsy, Inc.	29	(294,785)	100	12/15/2023	(41,977)
Etsy, Inc.	26	(264,290)	115	12/15/2023	(21,840)
JD.com, Inc.	68	(280,908)	39	8/18/2023	(23,120)
JD.com, Inc.	69	(285,039)	37.5	9/15/2023	(36,397)
JD.com, Inc.	210	(867,510)	40	9/15/2023	(78,750)
JD.com, Inc.	61	(251,991)	47.5	9/15/2023	(7,168)
JD.com, Inc.	73	(301,563)	40	10/20/2023	(33,945)
JD.com, Inc.	70	(289,170)	42.5	10/20/2023	(24,500)
JD.com, Inc.	70	(289,170)	42.5	12/15/2023	(33,250)
JD.com, Inc.	65	(268,515)	45	12/15/2023	(24,700)
MercadoLibre, Inc.	2	(247,610)	1,180	8/18/2023	(21,510)
MercadoLibre, Inc.	2	(247,610)	1,430	8/18/2023	(3,390)
MercadoLibre, Inc.	2	(247,610)	1,450	8/18/2023	(2,910)
MercadoLibre, Inc.	2	(247,610)	1,420	9/15/2023	(6,730)
MercadoLibre, Inc.	2	(247,610)	1,440	9/15/2023	(5,730)
MercadoLibre, Inc.	2	(247,610)	1,480	9/15/2023	(4,360)
MercadoLibre, Inc.	2	(247,610)	1,540	9/15/2023	(2,840)
MercadoLibre, Inc.	2	(247,610)	1,200	11/17/2023	(32,490)
MercadoLibre, Inc.	2	(247,610)	1,260	11/17/2023	(26,490)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Broadline Retail (cont’d)
MercadoLibre, Inc.	2	$(247,610)	$1,580	12/15/2023	$(8,590)
					(860,112)
Chemicals
Linde PLC	7	(273,469)	385	8/18/2023	(7,105)
Linde PLC	7	(273,469)	385	9/15/2023	(10,080)
Linde PLC	5	(195,335)	375	10/20/2023	(13,275)
Linde PLC	7	(273,469)	400	10/20/2023	(7,490)
Linde PLC	7	(273,469)	405	10/20/2023	(5,985)
Linde PLC	7	(273,469)	410	10/20/2023	(4,585)
Linde PLC	7	(273,469)	415	1/19/2024	(8,120)
Linde PLC	7	(273,469)	440	1/19/2024	(4,375)
					(61,015)
Communications Equipment
Nokia Oyj	666	(262,404)	4	8/18/2023	(4,329)
Nokia Oyj	1,237	(487,378)	4.5	12/15/2023	(12,989)
Nokia Oyj	535	(210,790)	5	12/15/2023	(2,408)
					(19,726)
Electronic Equipment, Instruments & Components
Amphenol Corp.	100	(883,100)	80	8/18/2023	(83,000)
Amphenol Corp.	30	(264,930)	90	8/18/2023	(1,725)
Amphenol Corp.	30	(264,930)	90	9/15/2023	(4,575)
Amphenol Corp.	158	(1,395,298)	85	10/20/2023	(100,330)
Amphenol Corp.	157	(1,386,467)	90	10/20/2023	(38,072)
Amphenol Corp.	68	(600,508)	85	1/19/2024	(53,040)
Amphenol Corp.	166	(1,465,946)	90	1/19/2024	(78,020)
Keysight Technologies, Inc.	33	(531,564)	160	8/18/2023	(19,635)
Keysight Technologies, Inc.	16	(257,728)	165	8/18/2023	(5,400)
Keysight Technologies, Inc.	16	(257,728)	170	8/18/2023	(2,640)
Keysight Technologies, Inc.	16	(257,728)	175	8/18/2023	(1,360)
Keysight Technologies, Inc.	16	(257,728)	185	8/18/2023	(680)(a)(b)
Keysight Technologies, Inc.	14	(225,512)	220	8/18/2023	—(a)(b)
Keysight Technologies, Inc.	16	(257,728)	170	9/15/2023	(4,560)
Keysight Technologies, Inc.	63	(1,014,804)	180	11/17/2023	(16,853)
Keysight Technologies, Inc.	48	(773,184)	185	11/17/2023	(8,280)
Keysight Technologies, Inc.	46	(740,968)	185	12/15/2023	(12,075)
Keysight Technologies, Inc.	63	(1,014,804)	190	12/15/2023	(11,183)
Keysight Technologies, Inc.	32	(515,456)	195	12/15/2023	(3,600)
Trimble, Inc.	100	(538,000)	50	8/18/2023	(44,000)
Trimble, Inc.	297	(1,597,860)	55	8/18/2023	(32,670)
Trimble, Inc.	46	(247,480)	60	8/18/2023	(575)
Trimble, Inc.	31	(166,780)	75	8/18/2023	—(a)(b)
Trimble, Inc.	49	(263,620)	55	9/15/2023	(15,925)
Trimble, Inc.	255	(1,371,900)	55	11/17/2023	(84,150)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Electronic Equipment, Instruments & Components (cont’d)
Trimble, Inc.	301	$(1,619,380)	$60	11/17/2023	$(42,892)
Zebra Technologies Corp.	9	(277,164)	300	8/18/2023	(17,505)
Zebra Technologies Corp.	9	(277,164)	310	8/18/2023	(12,825)
Zebra Technologies Corp.	8	(246,368)	330	8/18/2023	(5,600)
Zebra Technologies Corp.	8	(246,368)	340	8/18/2023	(3,880)
Zebra Technologies Corp.	8	(246,368)	410	8/18/2023	—(a)(b)
Zebra Technologies Corp.	9	(277,164)	320	11/17/2023	(19,260)
Zebra Technologies Corp.	9	(277,164)	330	11/17/2023	(15,660)
Zebra Technologies Corp.	8	(246,368)	350	11/17/2023	(8,800)
Zebra Technologies Corp.	9	(277,164)	330	12/15/2023	(17,730)
Zebra Technologies Corp.	8	(246,368)	360	12/15/2023	(8,440)
					(774,940)
Entertainment
Activision Blizzard, Inc.	201	(1,864,476)	87.5	8/18/2023	(109,545)
Activision Blizzard, Inc.	270	(2,504,520)	90	8/18/2023	(86,805)
Activision Blizzard, Inc.	29	(269,004)	92.5	8/18/2023	(3,219)
Activision Blizzard, Inc.	229	(2,124,204)	92.5	9/15/2023	(45,685)
Activision Blizzard, Inc.	150	(1,391,400)	87.5	11/17/2023	(84,000)
Activision Blizzard, Inc.	64	(593,664)	90	11/17/2023	(28,960)
Activision Blizzard, Inc.	190	(1,762,440)	92.5	11/17/2023	(45,885)
Activision Blizzard, Inc.	65	(602,940)	95	11/17/2023	(650)
Sea Ltd.	43	(286,036)	62	8/18/2023	(33,217)
Sea Ltd.	37	(246,124)	75	8/18/2023	(9,084)
Sea Ltd.	169	(1,124,188)	85	8/18/2023	(15,886)
Sea Ltd.	58	(385,816)	95	8/18/2023	(2,204)
Sea Ltd.	42	(279,384)	65	9/15/2023	(30,345)
Sea Ltd.	47	(312,644)	60	11/17/2023	(58,632)
Sea Ltd.	43	(286,036)	65	11/17/2023	(41,925)
Sea Ltd.	80	(532,160)	75	11/17/2023	(46,000)
Sea Ltd.	34	(226,168)	85	11/17/2023	(11,220)
Take-Two Interactive Software, Inc.	18	(275,292)	150	8/18/2023	(13,005)
Take-Two Interactive Software, Inc.	85	(1,299,990)	135	9/15/2023	(171,912)
Take-Two Interactive Software, Inc.	19	(290,586)	140	9/15/2023	(30,400)
Take-Two Interactive Software, Inc.	18	(275,292)	150	9/15/2023	(15,975)
Take-Two Interactive Software, Inc.	35	(535,290)	155	11/17/2023	(36,575)
Take-Two Interactive Software, Inc.	53	(810,582)	160	11/17/2023	(43,062)
Take-Two Interactive Software, Inc.	36	(550,584)	165	11/17/2023	(22,230)
Take-Two Interactive Software, Inc.	20	(305,880)	150	12/15/2023	(28,800)
Take-Two Interactive Software, Inc.	19	(290,586)	155	12/15/2023	(22,135)
Walt Disney Co.	31	(275,559)	86	8/18/2023	(15,035)
Walt Disney Co.	31	(275,559)	85	9/15/2023	(20,460)
Walt Disney Co.	51	(453,339)	110	9/15/2023	(1,734)
Walt Disney Co.	29	(257,781)	95	10/20/2023	(8,439)
Walt Disney Co.	29	(257,781)	100	10/20/2023	(4,901)
Walt Disney Co.	28	(248,892)	105	10/20/2023	(2,786)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Entertainment (cont’d)
Walt Disney Co.	24	$(213,336)	$120	10/20/2023	$(600)
Walt Disney Co.	28	(248,892)	105	1/19/2024	(7,644)
Walt Disney Co.	27	(240,003)	110	1/19/2024	(5,157)
Warner Music Group Corp.	79	(249,245)	36	10/20/2023	(5,333)
Warner Music Group Corp.	77	(242,935)	37	10/20/2023	(20,405)
Warner Music Group Corp.	186	(586,830)	31	11/17/2023	(62,775)
					(1,192,625)
Health Care Equipment & Supplies
Dexcom, Inc.	20	(249,120)	130	8/18/2023	(3,750)
Dexcom, Inc.	21	(261,576)	125	9/15/2023	(12,810)
Dexcom, Inc.	66	(822,096)	130	9/15/2023	(25,080)
Dexcom, Inc.	63	(784,728)	135	9/15/2023	(14,018)
Dexcom, Inc.	81	(1,008,936)	145	12/15/2023	(34,830)
Intuitive Surgical, Inc.	10	(324,400)	285	10/20/2023	(46,950)
Intuitive Surgical, Inc.	8	(259,520)	380	10/20/2023	(2,380)
Intuitive Surgical, Inc.	8	(259,520)	370	1/19/2024	(7,360)
Omnicell, Inc.	42	(265,230)	60	8/18/2023	(22,470)
Omnicell, Inc.	43	(271,545)	65	8/18/2023	(12,578)
Omnicell, Inc.	83	(524,145)	70	8/18/2023	(9,545)
Omnicell, Inc.	37	(233,655)	75	8/18/2023	—(a)(b)
Omnicell, Inc.	72	(454,680)	80	11/17/2023	(14,940)
Omnicell, Inc.	34	(214,710)	85	11/17/2023	(8,755)
Omnicell, Inc.	44	(277,860)	65	12/15/2023	(26,400)
Omnicell, Inc.	34	(214,710)	85	12/15/2023	(4,590)
					(246,456)
Hotels, Restaurants & Leisure
Expedia Group, Inc.	100	(1,225,300)	115	8/18/2023	(102,000)
Expedia Group, Inc.	22	(269,566)	119	8/18/2023	(16,830)
Expedia Group, Inc.	22	(269,566)	120	9/15/2023	(19,030)
Expedia Group, Inc.	53	(649,409)	110	10/20/2023	(90,630)
Expedia Group, Inc.	46	(563,638)	125	10/20/2023	(36,455)
Expedia Group, Inc.	23	(281,819)	130	10/20/2023	(13,455)
Expedia Group, Inc.	26	(318,578)	115	1/19/2024	(46,865)
Expedia Group, Inc.	23	(281,819)	125	1/19/2024	(28,807)
					(354,072)
Interactive Media & Services
ZoomInfo Technologies, Inc.	104	(265,928)	25	8/18/2023	(21,060)
ZoomInfo Technologies, Inc.	103	(263,371)	25	9/15/2023	(24,977)
ZoomInfo Technologies, Inc.	311	(795,227)	27.5	10/20/2023	(56,757)
ZoomInfo Technologies, Inc.	191	(488,387)	30	10/20/2023	(21,010)
ZoomInfo Technologies, Inc.	108	(276,156)	27.5	1/19/2024	(32,400)
ZoomInfo Technologies, Inc.	97	(248,029)	30	1/19/2024	(20,855)
					(177,059)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
IT Services
Accenture PLC	18	$(569,430)	$310	8/18/2023	$(18,180)
Accenture PLC	17	(537,795)	315	8/18/2023	(11,305)
Accenture PLC	9	(284,715)	320	8/18/2023	(3,690)
Accenture PLC	9	(284,715)	350	8/18/2023	(158)
Accenture PLC	8	(253,080)	320	9/15/2023	(6,520)
Accenture PLC	8	(253,080)	335	11/17/2023	(7,040)
Accenture PLC	9	(284,715)	340	11/17/2023	(6,120)
Accenture PLC	17	(537,795)	345	11/17/2023	(9,350)
Accenture PLC	8	(253,080)	360	11/17/2023	(2,100)
EPAM Systems, Inc.	61	(1,444,541)	230	8/18/2023	(93,025)
EPAM Systems, Inc.	40	(947,240)	240	8/18/2023	(36,000)
EPAM Systems, Inc.	11	(260,491)	230	9/15/2023	(21,010)
EPAM Systems, Inc.	11	(260,491)	250	10/20/2023	(13,970)
EPAM Systems, Inc.	11	(260,491)	260	10/20/2023	(10,175)
EPAM Systems, Inc.	10	(236,810)	300	10/20/2023	(2,625)
EPAM Systems, Inc.	9	(213,129)	330	10/20/2023	(675)
EPAM Systems, Inc.	8	(189,448)	360	10/20/2023	—(a)(b)
EPAM Systems, Inc.	7	(165,767)	440	10/20/2023	—(a)(b)
EPAM Systems, Inc.	12	(284,172)	250	1/19/2024	(26,520)
EPAM Systems, Inc.	11	(260,491)	280	1/19/2024	(12,980)
Globant SA	67	(1,170,691)	155	8/18/2023	(138,355)
Globant SA	15	(262,095)	175	8/18/2023	(11,100)
Globant SA	46	(803,758)	180	8/18/2023	(24,150)
Globant SA	14	(244,622)	200	8/18/2023	(1,470)
Globant SA	15	(262,095)	210	8/18/2023	(1,088)
Globant SA	15	(262,095)	180	9/15/2023	(12,600)
Globant SA	33	(576,609)	170	11/17/2023	(63,855)
Globant SA	17	(297,041)	180	11/17/2023	(24,310)
Globant SA	44	(768,812)	195	11/17/2023	(36,300)
Globant SA	44	(768,812)	200	11/17/2023	(31,020)
Globant SA	56	(978,488)	210	11/17/2023	(28,280)
Globant SA	28	(489,244)	220	11/17/2023	(9,660)
MongoDB, Inc.	22	(931,480)	250	8/18/2023	(383,955)
MongoDB, Inc.	22	(931,480)	260	8/18/2023	(361,900)
MongoDB, Inc.	11	(465,740)	290	8/18/2023	(148,087)
MongoDB, Inc.	7	(296,380)	405	8/18/2023	(20,720)
MongoDB, Inc.	7	(296,380)	410	9/15/2023	(32,042)
MongoDB, Inc.	18	(762,120)	340	11/17/2023	(189,135)
MongoDB, Inc.	7	(296,380)	410	11/17/2023	(42,700)
MongoDB, Inc.	7	(296,380)	430	11/17/2023	(35,875)
MongoDB, Inc.	7	(296,380)	440	11/17/2023	(32,830)
Snowflake, Inc.	17	(302,107)	155	8/18/2023	(41,140)
Snowflake, Inc.	18	(319,878)	160	8/18/2023	(35,775)
Snowflake, Inc.	33	(586,443)	165	8/18/2023	(52,305)
Snowflake, Inc.	30	(533,130)	170	8/18/2023	(37,125)
Snowflake, Inc.	15	(266,565)	172.5	8/18/2023	(16,088)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
IT Services (cont’d)
Snowflake, Inc.	15	$(266,565)	$210	8/18/2023	$(1,208)
Snowflake, Inc.	16	(284,336)	170	9/15/2023	(29,920)
Snowflake, Inc.	30	(533,130)	185	10/20/2023	(45,600)
Snowflake, Inc.	33	(586,443)	180	11/17/2023	(66,742)
Snowflake, Inc.	15	(266,565)	190	11/17/2023	(23,963)
Snowflake, Inc.	15	(266,565)	195	11/17/2023	(21,225)
Snowflake, Inc.	69	(1,226,199)	210	11/17/2023	(67,275)
Thoughtworks Holding, Inc.	942	(667,878)	10	10/20/2023	—(a)(b)
					(2,349,241)
Machinery
Deere & Co.	6	(257,760)	435	8/18/2023	(5,895)
Deere & Co.	6	(257,760)	420	9/15/2023	(13,890)
Deere & Co.	6	(257,760)	450	9/15/2023	(4,935)
Deere & Co.	6	(257,760)	460	9/15/2023	(3,255)
Deere & Co.	6	(257,760)	480	9/15/2023	(1,314)
Deere & Co.	6	(257,760)	490	9/15/2023	(843)
Deere & Co.	7	(300,720)	430	10/20/2023	(15,365)
Deere & Co.	12	(515,520)	450	11/17/2023	(19,260)
Deere & Co.	7	(300,720)	440	12/15/2023	(17,745)
Deere & Co.	7	(300,720)	450	12/15/2023	(14,543)
					(97,045)
Professional Services
Verisk Analytics, Inc.	11	(251,834)	240	8/18/2023	(2,173)
Verisk Analytics, Inc.	27	(618,138)	210	9/15/2023	(60,075)
Verisk Analytics, Inc.	14	(320,516)	220	9/15/2023	(18,690)
Verisk Analytics, Inc.	11	(251,834)	230	9/15/2023	(7,480)
Verisk Analytics, Inc.	23	(526,562)	250	11/17/2023	(9,660)
Verisk Analytics, Inc.	12	(274,728)	250	12/15/2023	(6,060)
Verisk Analytics, Inc.	11	(251,834)	260	12/15/2023	(3,108)
					(107,246)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	28	(320,320)	95	8/18/2023	(56,490)
Advanced Micro Devices, Inc.	24	(274,560)	112	8/18/2023	(17,520)
Advanced Micro Devices, Inc.	52	(594,880)	100	9/15/2023	(91,000)
Advanced Micro Devices, Inc.	30	(343,200)	105	9/15/2023	(41,775)
Advanced Micro Devices, Inc.	24	(274,560)	115	9/15/2023	(19,860)
Advanced Micro Devices, Inc.	24	(274,560)	120	9/15/2023	(15,000)
Advanced Micro Devices, Inc.	30	(343,200)	95	10/20/2023	(69,225)
Advanced Micro Devices, Inc.	47	(537,680)	120	10/20/2023	(39,715)
Advanced Micro Devices, Inc.	47	(537,680)	125	10/20/2023	(31,725)
Advanced Micro Devices, Inc.	21	(240,240)	140	10/20/2023	(7,088)
Advanced Micro Devices, Inc.	23	(263,120)	120	11/17/2023	(23,978)
Advanced Micro Devices, Inc.	47	(537,680)	125	11/17/2023	(40,537)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Semiconductors & Semiconductor Equipment (cont’d)
Advanced Micro Devices, Inc.	42	$(480,480)	$140	11/17/2023	$(20,370)
Advanced Micro Devices, Inc.	41	(469,040)	145	11/17/2023	(16,400)
Advanced Micro Devices, Inc.	61	(697,840)	150	11/17/2023	(20,435)
Ambarella, Inc.	38	(316,996)	72.5	8/18/2023	(47,880)
Ambarella, Inc.	36	(300,312)	77.5	8/18/2023	(25,200)
Ambarella, Inc.	33	(275,286)	81	8/18/2023	(14,685)
Ambarella, Inc.	33	(275,286)	82.5	9/15/2023	(24,255)
Ambarella, Inc.	71	(592,282)	85	11/17/2023	(60,350)
Ambarella, Inc.	32	(266,944)	90	11/17/2023	(20,640)
Ambarella, Inc.	31	(258,602)	92.5	11/17/2023	(17,205)
Ambarella, Inc.	30	(250,260)	100	11/17/2023	(10,350)
Analog Devices, Inc.	75	(1,496,475)	190	8/18/2023	(85,875)
Analog Devices, Inc.	14	(279,342)	192.5	8/18/2023	(13,300)
Analog Devices, Inc.	29	(578,637)	195	9/15/2023	(31,175)
Analog Devices, Inc.	26	(518,778)	200	9/15/2023	(20,410)
Analog Devices, Inc.	67	(1,336,851)	210	9/15/2023	(24,790)
Analog Devices, Inc.	52	(1,037,556)	220	9/15/2023	(7,410)
Analog Devices, Inc.	113	(2,254,689)	210	12/15/2023	(105,655)
Analog Devices, Inc.	14	(279,342)	220	12/15/2023	(8,120)
Analog Devices, Inc.	13	(259,389)	230	12/15/2023	(4,485)
Applied Materials, Inc.	19	(288,021)	139	8/18/2023	(26,552)
Applied Materials, Inc.	70	(1,061,130)	145	8/18/2023	(65,275)
Applied Materials, Inc.	41	(621,519)	130	9/15/2023	(95,632)
Applied Materials, Inc.	41	(621,519)	145	9/15/2023	(47,457)
Applied Materials, Inc.	18	(272,862)	150	9/15/2023	(15,300)
Applied Materials, Inc.	21	(318,339)	140	10/20/2023	(36,750)
Applied Materials, Inc.	38	(576,042)	145	10/20/2023	(53,580)
Applied Materials, Inc.	58	(879,222)	150	10/20/2023	(64,670)
Applied Materials, Inc.	113	(1,712,967)	155	11/17/2023	(121,192)
Applied Materials, Inc.	19	(288,021)	160	11/17/2023	(16,293)
Applied Materials, Inc.	19	(288,021)	150	1/19/2024	(31,825)
Applied Materials, Inc.	38	(576,042)	160	1/19/2024	(45,505)
ASML Holding NV	4	(286,564)	685	8/18/2023	(15,320)
ASML Holding NV	11	(788,051)	720	9/15/2023	(31,515)
ASML Holding NV	4	(286,564)	740	9/15/2023	(7,920)
ASML Holding NV	4	(286,564)	780	9/15/2023	(3,380)
ASML Holding NV	4	(286,564)	820	9/15/2023	(1,400)
ASML Holding NV	4	(286,564)	720	10/20/2023	(17,100)
ASML Holding NV	8	(573,128)	730	10/20/2023	(30,240)
ASML Holding NV	7	(501,487)	790	10/20/2023	(11,655)
ASML Holding NV	4	(286,564)	840	10/20/2023	(3,120)
ASML Holding NV	4	(286,564)	780	11/17/2023	(10,200)
ASML Holding NV	4	(286,564)	800	11/17/2023	(7,960)
ASML Holding NV	7	(501,487)	820	12/15/2023	(14,035)
ASML Holding NV	4	(286,564)	840	12/15/2023	(6,420)
ASML Holding NV	4	(286,564)	800	1/19/2024	(12,740)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Semiconductors & Semiconductor Equipment (cont’d)
ASML Holding NV	7	$(501,487)	$870	1/19/2024	$(11,025)
Entegris, Inc.	34	(373,014)	80	8/18/2023	(100,980)
Entegris, Inc.	31	(340,101)	85	8/18/2023	(78,120)
Entegris, Inc.	30	(329,130)	95	8/18/2023	(48,000)
Entegris, Inc.	28	(307,188)	100	8/18/2023	(30,660)
Entegris, Inc.	54	(592,434)	105	8/18/2023	(42,390)
Entegris, Inc.	25	(274,275)	110	9/15/2023	(16,625)
Entegris, Inc.	76	(833,796)	115	11/17/2023	(61,940)
Entegris, Inc.	25	(274,275)	120	11/17/2023	(15,625)
Entegris, Inc.	23	(252,333)	130	11/17/2023	(8,165)
Lam Research Corp.	4	(287,396)	645	8/18/2023	(30,690)
Lam Research Corp.	5	(359,245)	545	9/15/2023	(88,712)
Lam Research Corp.	5	(359,245)	570	9/15/2023	(76,462)
Lam Research Corp.	5	(359,245)	600	9/15/2023	(62,412)
Lam Research Corp.	5	(359,245)	610	9/15/2023	(57,812)
Lam Research Corp.	8	(574,792)	700	9/15/2023	(35,580)
Lam Research Corp.	8	(574,792)	680	12/15/2023	(70,480)
Lam Research Corp.	4	(287,396)	700	12/15/2023	(30,530)
Lam Research Corp.	4	(287,396)	720	12/15/2023	(26,240)
Lattice Semiconductor Corp.	31	(281,914)	85	8/18/2023	(26,040)
Lattice Semiconductor Corp.	100	(909,400)	90	8/18/2023	(53,000)
Lattice Semiconductor Corp.	30	(272,820)	90	9/15/2023	(20,700)
Lattice Semiconductor Corp.	184	(1,673,296)	95	9/15/2023	(85,560)
Lattice Semiconductor Corp.	59	(536,546)	100	9/15/2023	(17,553)
Lattice Semiconductor Corp.	26	(236,444)	110	9/15/2023	(3,900)
Lattice Semiconductor Corp.	32	(291,008)	90	11/17/2023	(33,280)
Lattice Semiconductor Corp.	119	(1,082,186)	95	11/17/2023	(96,985)
Lattice Semiconductor Corp.	28	(254,632)	100	11/17/2023	(17,500)
Lattice Semiconductor Corp.	54	(491,076)	105	11/17/2023	(25,920)
Lattice Semiconductor Corp.	124	(1,127,656)	95	12/15/2023	(114,700)
Lattice Semiconductor Corp.	122	(1,109,468)	100	12/15/2023	(89,060)
Marvell Technology, Inc.	121	(788,073)	45	8/18/2023	(245,630)
Marvell Technology, Inc.	41	(267,033)	64	8/18/2023	(12,505)
Marvell Technology, Inc.	114	(742,482)	50	9/15/2023	(182,115)
Marvell Technology, Inc.	54	(351,702)	55	9/15/2023	(62,235)
Marvell Technology, Inc.	41	(267,033)	65	9/15/2023	(19,475)
Marvell Technology, Inc.	53	(345,189)	55	11/17/2023	(69,165)
Marvell Technology, Inc.	44	(286,572)	65	11/17/2023	(29,920)
Marvell Technology, Inc.	42	(273,546)	70	11/17/2023	(19,530)
Marvell Technology, Inc.	56	(364,728)	52.5	12/15/2023	(88,620)
Marvell Technology, Inc.	42	(273,546)	72.5	12/15/2023	(20,370)
Monolithic Power Systems, Inc.	5	(279,745)	530	8/18/2023	(22,825)
Monolithic Power Systems, Inc.	11	(615,439)	450	9/15/2023	(127,050)
Monolithic Power Systems, Inc.	12	(671,388)	490	9/15/2023	(99,600)
Monolithic Power Systems, Inc.	5	(279,745)	520	9/15/2023	(31,350)
Monolithic Power Systems, Inc.	5	(279,745)	530	9/15/2023	(27,200)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Semiconductors & Semiconductor Equipment (cont’d)
Monolithic Power Systems, Inc.	5	$(279,745)	$540	9/15/2023	$(24,725)
Monolithic Power Systems, Inc.	11	(615,439)	560	9/15/2023	(42,955)
Monolithic Power Systems, Inc.	10	(559,490)	580	9/15/2023	(30,050)
Monolithic Power Systems, Inc.	10	(559,490)	600	9/15/2023	(20,950)
Monolithic Power Systems, Inc.	6	(335,694)	500	12/15/2023	(59,310)
Monolithic Power Systems, Inc.	10	(559,490)	570	12/15/2023	(59,600)
Monolithic Power Systems, Inc.	5	(279,745)	580	12/15/2023	(27,550)
Monolithic Power Systems, Inc.	10	(559,490)	590	12/15/2023	(51,050)
Monolithic Power Systems, Inc.	5	(279,745)	600	12/15/2023	(24,125)
Monolithic Power Systems, Inc.	15	(839,235)	620	12/15/2023	(60,675)
NVIDIA Corp.	9	(420,561)	295	8/18/2023	(155,947)
NVIDIA Corp.	8	(373,832)	320	8/18/2023	(118,720)
NVIDIA Corp.	6	(280,374)	455	8/18/2023	(14,970)
NVIDIA Corp.	12	(560,748)	255	9/15/2023	(257,370)
NVIDIA Corp.	10	(467,290)	275	9/15/2023	(194,825)
NVIDIA Corp.	25	(1,168,225)	315	9/15/2023	(389,625)
NVIDIA Corp.	10	(467,290)	450	9/15/2023	(47,450)
NVIDIA Corp.	6	(280,374)	470	9/15/2023	(22,350)
NVIDIA Corp.	16	(747,664)	360	10/20/2023	(189,480)
NVIDIA Corp.	7	(327,103)	450	10/20/2023	(38,972)
NVIDIA Corp.	12	(560,748)	480	10/20/2023	(50,040)
NVIDIA Corp.	6	(280,374)	460	11/17/2023	(35,580)
NVIDIA Corp.	6	(280,374)	480	11/17/2023	(30,225)
NVIDIA Corp.	8	(373,832)	360	12/15/2023	(101,340)
NVIDIA Corp.	20	(934,580)	450	12/15/2023	(139,950)
NVIDIA Corp.	13	(607,477)	455	12/15/2023	(87,522)
NVIDIA Corp.	13	(607,477)	460	12/15/2023	(84,240)
Qorvo, Inc.	51	(561,102)	105	8/18/2023	(38,760)
Qorvo, Inc.	25	(275,050)	110	8/18/2023	(11,500)
Qorvo, Inc.	48	(528,096)	120	8/18/2023	(6,720)
Qorvo, Inc.	52	(572,104)	110	11/17/2023	(46,800)
Qorvo, Inc.	25	(275,050)	115	11/17/2023	(16,750)
Rambus, Inc.	300	(1,878,300)	50	8/18/2023	(394,500)
Rambus, Inc.	509	(3,186,849)	55	8/18/2023	(432,650)
Rambus, Inc.	44	(275,484)	60	8/18/2023	(20,900)
Rambus, Inc.	44	(275,484)	60	9/15/2023	(25,300)
Rambus, Inc.	56	(350,616)	50	11/17/2023	(84,280)
Rambus, Inc.	261	(1,634,121)	65	11/17/2023	(143,550)
Rambus, Inc.	43	(269,223)	67.5	11/17/2023	(19,350)
Rambus, Inc.	238	(1,490,118)	75	11/17/2023	(57,120)
Rambus, Inc.	77	(482,097)	80	11/17/2023	(11,935)
Taiwan Semiconductor Manufacturing Co. Ltd.	27	(267,705)	100	8/18/2023	(5,589)
Taiwan Semiconductor Manufacturing Co. Ltd.	26	(257,790)	100	9/15/2023	(9,880)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Semiconductors & Semiconductor Equipment (cont’d)
Taiwan Semiconductor Manufacturing Co. Ltd.	26	$(257,790)	$110	9/15/2023	$(2,418)
Taiwan Semiconductor Manufacturing Co. Ltd.	27	(267,705)	115	9/15/2023	(1,215)
Taiwan Semiconductor Manufacturing Co. Ltd.	27	(267,705)	105	10/20/2023	(9,315)
Taiwan Semiconductor Manufacturing Co. Ltd.	25	(247,875)	120	10/20/2023	(1,875)
Taiwan Semiconductor Manufacturing Co. Ltd.	26	(257,790)	110	11/17/2023	(7,345)
Taiwan Semiconductor Manufacturing Co. Ltd.	25	(247,875)	115	11/17/2023	(4,525)
Taiwan Semiconductor Manufacturing Co. Ltd.	24	(237,960)	125	11/17/2023	(1,848)
Taiwan Semiconductor Manufacturing Co. Ltd.	27	(267,705)	110	1/19/2024	(12,150)
Texas Instruments, Inc.	15	(270,000)	177.5	8/18/2023	(7,763)
Texas Instruments, Inc.	15	(270,000)	180	9/15/2023	(9,188)
Texas Instruments, Inc.	14	(252,000)	190	9/15/2023	(2,793)
Texas Instruments, Inc.	14	(252,000)	210	9/15/2023	(154)
Texas Instruments, Inc.	30	(540,000)	195	10/20/2023	(7,320)
Texas Instruments, Inc.	14	(252,000)	200	10/20/2023	(2,030)
Texas Instruments, Inc.	14	(252,000)	200	11/17/2023	(3,626)
Texas Instruments, Inc.	30	(540,000)	200	1/19/2024	(14,100)
					(8,133,020)
Software
Adobe, Inc.	5	(273,085)	515	8/18/2023	(18,175)
Adobe, Inc.	7	(382,319)	400	10/20/2023	(107,187)
Adobe, Inc.	7	(382,319)	430	10/20/2023	(87,920)
Adobe, Inc.	7	(382,319)	455	10/20/2023	(71,662)
Adobe, Inc.	5	(273,085)	540	10/20/2023	(19,538)
Adobe, Inc.	5	(273,085)	560	10/20/2023	(14,600)
Adobe, Inc.	7	(382,319)	430	12/15/2023	(92,260)
Adobe, Inc.	5	(273,085)	550	12/15/2023	(23,050)
ANSYS, Inc.	8	(273,680)	340	8/18/2023	(9,920)
ANSYS, Inc.	8	(273,680)	340	9/15/2023	(12,960)
ANSYS, Inc.	32	(1,094,720)	360	10/20/2023	(35,840)
ANSYS, Inc.	8	(273,680)	360	12/15/2023	(14,320)
ANSYS, Inc.	8	(273,680)	370	12/15/2023	(11,120)
ANSYS, Inc.	8	(273,680)	380	12/15/2023	(8,000)
Atlassian Corp.	15	(272,910)	177.5	8/18/2023	(22,650)
Atlassian Corp.	16	(291,104)	170	9/15/2023	(36,560)
Atlassian Corp.	15	(272,910)	175	9/15/2023	(30,000)
Atlassian Corp.	16	(291,104)	180	9/15/2023	(27,840)
Atlassian Corp.	15	(272,910)	185	9/15/2023	(22,500)
Atlassian Corp.	15	(272,910)	195	9/15/2023	(16,650)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Software (cont’d)
Atlassian Corp.	28	$(509,432)	$210	9/15/2023	$(19,040)
Atlassian Corp.	17	(309,298)	170	12/15/2023	(55,420)
Atlassian Corp.	16	(291,104)	180	12/15/2023	(43,920)
Atlassian Corp.	15	(272,910)	195	12/15/2023	(31,350)
Atlassian Corp.	15	(272,910)	200	12/15/2023	(28,500)
Autodesk, Inc.	12	(254,388)	212.5	8/18/2023	(6,540)
Autodesk, Inc.	13	(275,587)	230	10/20/2023	(8,515)
Autodesk, Inc.	12	(254,388)	240	10/20/2023	(4,920)
Autodesk, Inc.	12	(254,388)	240	1/19/2024	(12,060)
Bills Holdings, Inc.	65	(814,710)	80	8/18/2023	(296,400)
Bills Holdings, Inc.	65	(814,710)	85	8/18/2023	(268,775)
Bills Holdings, Inc.	30	(376,020)	90	8/18/2023	(111,450)
Bills Holdings, Inc.	27	(338,418)	105	8/18/2023	(60,885)
Bills Holdings, Inc.	22	(275,748)	123	8/18/2023	(24,310)
Bills Holdings, Inc.	21	(263,214)	150	8/18/2023	(5,513)
Bills Holdings, Inc.	51	(639,234)	115	11/17/2023	(121,380)
Bills Holdings, Inc.	23	(288,282)	125	11/17/2023	(43,010)
Bills Holdings, Inc.	44	(551,496)	135	11/17/2023	(63,800)
Cadence Design Systems, Inc.	23	(538,223)	220	8/18/2023	(36,915)
Cadence Design Systems, Inc.	60	(1,404,060)	230	8/18/2023	(47,400)
Cadence Design Systems, Inc.	94	(2,199,694)	240	8/18/2023	(29,140)
Cadence Design Systems, Inc.	11	(257,411)	240	9/15/2023	(7,040)
Cadence Design Systems, Inc.	68	(1,591,268)	250	11/17/2023	(60,520)
Cadence Design Systems, Inc.	46	(1,076,446)	260	11/17/2023	(27,370)
Cadence Design Systems, Inc.	33	(772,233)	270	11/17/2023	(12,705)
Cadence Design Systems, Inc.	22	(514,822)	280	11/17/2023	(8,085)
Crowdstrike Holdings, Inc.	17	(274,822)	155	8/18/2023	(17,043)
Crowdstrike Holdings, Inc.	19	(307,154)	150	10/20/2023	(40,185)
Crowdstrike Holdings, Inc.	18	(290,988)	160	10/20/2023	(27,765)
Crowdstrike Holdings, Inc.	18	(290,988)	160	12/15/2023	(36,495)
Crowdstrike Holdings, Inc.	18	(290,988)	165	12/15/2023	(32,130)
Datadog, Inc.	72	(840,384)	75	8/18/2023	(302,400)
Datadog, Inc.	50	(583,600)	100	8/18/2023	(91,125)
Datadog, Inc.	24	(280,128)	110	8/18/2023	(25,620)
Datadog, Inc.	62	(723,664)	85	9/15/2023	(205,220)
Datadog, Inc.	24	(280,128)	110	9/15/2023	(31,140)
Datadog, Inc.	36	(420,192)	80	10/20/2023	(138,780)
Datadog, Inc.	32	(373,504)	90	10/20/2023	(95,280)
Datadog, Inc.	80	(933,760)	105	10/20/2023	(146,600)
Datadog, Inc.	27	(315,144)	110	10/20/2023	(41,242)
Datadog, Inc.	25	(291,800)	115	10/20/2023	(31,250)
Datadog, Inc.	46	(536,912)	120	10/20/2023	(46,460)
Datadog, Inc.	107	(1,248,904)	110	1/19/2024	(222,025)
Datadog, Inc.	105	(1,225,560)	115	1/19/2024	(189,787)
Dynatrace, Inc.	178	(973,482)	45	8/18/2023	(177,110)
Dynatrace, Inc.	364	(1,990,716)	50	8/18/2023	(200,200)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Software (cont’d)
Dynatrace, Inc.	49	$(267,981)	$54	8/18/2023	$(13,230)
Dynatrace, Inc.	257	(1,405,533)	55	8/18/2023	(55,897)
Dynatrace, Inc.	49	(267,981)	55	9/15/2023	(14,210)
Dynatrace, Inc.	306	(1,673,514)	55	11/17/2023	(143,820)
Dynatrace, Inc.	450	(2,461,050)	60	11/17/2023	(120,375)
Gitlab, Inc.	54	(268,002)	48.5	8/18/2023	(16,470)
Gitlab, Inc.	67	(332,521)	45	10/20/2023	(58,625)
Gitlab, Inc.	53	(263,039)	55	10/20/2023	(21,730)
Gitlab, Inc.	50	(248,150)	60	10/20/2023	(13,625)
Gitlab, Inc.	78	(387,114)	38	1/19/2024	(122,070)
HubSpot, Inc.	5	(290,275)	550	8/18/2023	(22,400)
HubSpot, Inc.	13	(754,715)	460	9/15/2023	(167,115)
HubSpot, Inc.	12	(696,660)	470	9/15/2023	(142,680)
HubSpot, Inc.	6	(348,330)	480	9/15/2023	(66,420)
HubSpot, Inc.	5	(290,275)	560	9/15/2023	(24,450)
HubSpot, Inc.	5	(290,275)	590	9/15/2023	(16,525)
HubSpot, Inc.	5	(290,275)	560	12/15/2023	(38,050)
HubSpot, Inc.	5	(290,275)	580	12/15/2023	(32,800)
HubSpot, Inc.	10	(580,550)	600	12/15/2023	(56,000)
Intuit, Inc.	5	(255,850)	495	8/18/2023	(11,375)
Intuit, Inc.	5	(255,850)	500	9/15/2023	(14,950)
Intuit, Inc.	11	(562,870)	470	10/20/2023	(63,195)
Intuit, Inc.	6	(307,020)	480	10/20/2023	(30,210)
Intuit, Inc.	12	(614,040)	490	10/20/2023	(51,840)
Intuit, Inc.	6	(307,020)	500	10/20/2023	(22,020)
Intuit, Inc.	11	(562,870)	510	10/20/2023	(34,045)
Intuit, Inc.	11	(562,870)	520	10/20/2023	(28,435)
Intuit, Inc.	6	(307,020)	520	11/17/2023	(18,570)
Intuit, Inc.	12	(614,040)	500	1/19/2024	(63,720)
Intuit, Inc.	24	(1,228,080)	510	1/19/2024	(113,280)
Palo Alto Networks, Inc.	11	(274,956)	245	8/18/2023	(11,110)
Palo Alto Networks, Inc.	60	(1,499,760)	250	8/18/2023	(42,750)
Palo Alto Networks, Inc.	42	(1,049,832)	200	9/15/2023	(220,080)
Palo Alto Networks, Inc.	13	(324,948)	210	9/15/2023	(56,452)
Palo Alto Networks, Inc.	52	(1,299,792)	220	9/15/2023	(180,570)
Palo Alto Networks, Inc.	13	(324,948)	230	9/15/2023	(34,970)
Palo Alto Networks, Inc.	23	(574,908)	250	9/15/2023	(33,005)
Palo Alto Networks, Inc.	22	(549,912)	260	9/15/2023	(21,505)
Palo Alto Networks, Inc.	13	(324,948)	230	12/15/2023	(46,670)
Palo Alto Networks, Inc.	23	(574,908)	250	12/15/2023	(55,890)
Palo Alto Networks, Inc.	69	(1,724,724)	260	12/15/2023	(134,377)
Palo Alto Networks, Inc.	10	(249,960)	270	12/15/2023	(15,450)
Salesforce, Inc.	12	(270,012)	225	8/18/2023	(6,540)
Salesforce, Inc.	12	(270,012)	230	9/15/2023	(10,710)
Salesforce, Inc.	12	(270,012)	230	11/17/2023	(16,650)
Salesforce, Inc.	24	(540,024)	250	11/17/2023	(15,780)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Software (cont’d)
ServiceNow, Inc.	11	$(641,300)	$480	8/18/2023	$(115,555)
ServiceNow, Inc.	5	(291,500)	510	8/18/2023	(37,625)
ServiceNow, Inc.	12	(699,600)	520	8/18/2023	(78,540)
ServiceNow, Inc.	5	(291,500)	530	8/18/2023	(28,075)
ServiceNow, Inc.	5	(291,500)	580	8/18/2023	(8,175)
ServiceNow, Inc.	5	(291,500)	560	9/15/2023	(19,800)
ServiceNow, Inc.	10	(583,000)	580	11/17/2023	(47,600)
ServiceNow, Inc.	5	(291,500)	590	11/17/2023	(21,175)
ServiceNow, Inc.	14	(816,200)	610	11/17/2023	(46,480)
ServiceNow, Inc.	19	(1,107,700)	620	11/17/2023	(55,480)
ServiceNow, Inc.	14	(816,200)	630	11/17/2023	(36,050)
ServiceNow, Inc.	9	(524,700)	660	11/17/2023	(15,390)
Workday, Inc.	13	(308,269)	210	9/15/2023	(40,625)
Zscaler, Inc.	27	(433,026)	100	8/18/2023	(164,025)
Zscaler, Inc.	23	(368,874)	120	8/18/2023	(94,012)
Zscaler, Inc.	22	(352,836)	130	8/18/2023	(68,420)
Zscaler, Inc.	20	(320,760)	145	8/18/2023	(34,650)
Zscaler, Inc.	17	(272,646)	157.5	8/18/2023	(14,025)
Zscaler, Inc.	19	(304,722)	165	8/18/2023	(8,883)
Zscaler, Inc.	50	(801,900)	155	9/15/2023	(83,875)
Zscaler, Inc.	17	(272,646)	160	9/15/2023	(24,013)
Zscaler, Inc.	21	(336,798)	140	11/17/2023	(64,837)
Zscaler, Inc.	20	(320,760)	150	11/17/2023	(49,450)
Zscaler, Inc.	19	(304,722)	155	11/17/2023	(41,610)
Zscaler, Inc.	18	(288,684)	160	11/17/2023	(34,740)
Zscaler, Inc.	17	(272,646)	180	11/17/2023	(19,125)
					(7,968,448)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	19	(261,763)	141	8/18/2023	(2,508)
T-Mobile U.S., Inc.	17	(234,209)	160	8/18/2023	(179)
T-Mobile U.S., Inc.	17	(234,209)	175	8/18/2023	(60)
T-Mobile U.S., Inc.	19	(261,763)	140	9/15/2023	(6,175)
T-Mobile U.S., Inc.	57	(785,289)	150	11/17/2023	(15,419)
T-Mobile U.S., Inc.	37	(509,749)	155	11/17/2023	(6,087)
T-Mobile U.S., Inc.	18	(247,986)	165	11/17/2023	(1,143)
T-Mobile U.S., Inc.	17	(234,209)	170	11/17/2023	(740)
					(32,311)
Total calls					$(22,373,316)
Puts
Automobiles
Tesla, Inc.	20	(534,860)	270	8/18/2023	(21,850)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Chemicals
Linde PLC	50	$(1,953,350)	$365	8/18/2023	$(4,875)
Electronic Equipment, Instruments & Components
Keysight Technologies, Inc.	150	(2,416,200)	160	8/18/2023	(69,750)
Keysight Technologies, Inc.	100	(1,610,800)	165	8/18/2023	(74,000)
Zebra Technologies Corp.	120	(3,695,520)	280	8/18/2023	(52,200)
					(195,950)
Entertainment
Take-Two Interactive Software, Inc.	100	(1,529,400)	140	8/18/2023	(12,150)
Take-Two Interactive Software, Inc.	100	(1,529,400)	150	8/18/2023	(38,750)
					(50,900)
Health Care Equipment & Supplies
Dexcom, Inc.	100	(1,245,600)	120	8/18/2023	(19,750)
Dexcom, Inc.	200	(2,491,200)	125	9/15/2023	(115,000)
					(134,750)
IT Services
Globant SA	50	(873,650)	175	8/18/2023	(35,750)
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	100	(1,515,900)	135	8/18/2023	(5,950)
ASML Holding NV	20	(1,432,820)	720	8/18/2023	(38,200)
Intel Corp.	100	(357,700)	35	8/18/2023	(7,200)
Lam Research Corp.	25	(1,796,225)	610	8/18/2023	(1,500)
Monolithic Power Systems, Inc.	40	(2,237,960)	520	8/18/2023	(48,000)
Monolithic Power Systems, Inc.	20	(1,118,980)	550	8/18/2023	(46,200)
NVIDIA Corp.	10	(467,290)	425	9/15/2023	(17,075)
					(164,125)
Software
ANSYS, Inc.	65	(2,223,650)	320	8/18/2023	(20,800)
Autodesk, Inc.	50	(1,059,950)	210	8/18/2023	(20,750)
Intuit, Inc.	30	(1,535,100)	470	8/18/2023	(3,825)
Microsoft Corp.	80	(2,687,360)	330	8/18/2023	(35,400)
Microsoft Corp.	100	(3,359,200)	332.5	8/18/2023	(53,750)
Microsoft Corp.	60	(2,015,520)	355	8/18/2023	(124,650)
Microsoft Corp.	50	(1,679,600)	360	8/18/2023	(126,375)
Salesforce, Inc.	100	(2,250,100)	210	8/18/2023	(8,600)
Salesforce, Inc.	80	(1,800,080)	220	9/15/2023	(60,600)
ServiceNow, Inc.	30	(1,749,000)	570	8/18/2023	(23,550)
Workday, Inc.	90	(2,134,170)	220	8/18/2023	(9,225)
					(487,525)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Wireless Telecommunication Services
T-Mobile U.S., Inc.	150	$(2,066,550)	$135	8/18/2023	$(19,875)
Total puts					$(1,115,600)
Total options written (premium received $15,353,246)					$(23,488,916)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of July 31, 2023 in accordance with procedures approved by the valuation designee.
At July 31, 2023, the Fund had securities pledged in the amount of $101,232,500 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Computers	$—	$—	$17,100,003	$17,100,003
Software	222,550,260	—	26,208,360	248,758,620
Other Common Stocks#	589,624,189	—	—	589,624,189
Total Common Stocks	812,174,449	—	43,308,363	855,482,812
Preferred Stocks#	—	—	103,299,171	103,299,171
Convertible Bonds
Computers	—	—	5,000,000	5,000,000
Other Convertible Bonds#	—	4,446,204	—	4,446,204
Total Convertible Bonds	—	4,446,204	5,000,000	9,446,204
Short-Term Investments	—	121,428,655	—	121,428,655
Total Investments	$812,174,449	$125,874,859	$151,607,534	$1,089,656,842

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2023
Investments in Securities:
Common Stocks(1)	$49,532	$—	$—	$(6,223)	$—	$—	$—	$—	$43,309	$(6,223)
Preferred Stocks(1)	109,535	—	—	(6,236)	—	—	—	—	103,299	(6,236)
Convertible Bonds(1)	5,000	—	—	—	—	—	—	—	5,000	—
Total	$164,067	$—	$—	$(12,459)	$—	$—	$—	$—	$151,608	$(12,459)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2023	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stock	$45,308,363	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	9.0x - 12.0x	10.8x	Increase
			Liquidation Preference Discount	31.3%	31.3%	Decrease
Preferred Stock	67,834,926	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	3.0x - 12.0x	6.2x	Increase
Preferred Stock	10,464,237	Market Approach	Transaction Price	$0.46 - $369.79	$353.40	Increase
Preferred Units	25,000,008	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	3.0x	3.0x	Increase
Convertible Bonds	5,000,000	Market Approach	Transaction Price	$1,000.00	$1,000.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(23,488,236)	$—	$(680)	$(23,488,916)
Total	$(23,488,236)	$—	$(680)	$(23,488,916)

(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2023
Other Financial Instruments
Written Option Contracts(1)	$(7)	$—	$48	$76	$7	$(125)	$—	$—	$(1)	$122
Total	$(7)	$—	$48	$76	$7	$(125)	$—	$—	$(1)	$122
(1)
For the period ended July 31, 2023, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets applicable to common stockholders and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

July 31, 2023
Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited)

In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Next Generation Connectivity Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
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Level 1 – unadjusted quoted prices in active markets for identical investments
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Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
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Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in equity securities, preferred stocks, and exchange-traded options written, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited)  (cont’d)

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which the Fund's share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
On February 25, 2022, to facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, the Fund formed NB A24 NBXG Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of the Fund and the Fund will remain its sole member.
As of July 31, 2023, the value of the Fund's investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$24,984,759	2.3%
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Consolidated Schedule of Investments Next Generation Connectivity Fund Inc. (Unaudited) (cont'd)
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Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.